Annual Fund Operating Expenses - iShares Prime Money Market ETF - iShares Prime Money Market ETF	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.20%

[1]	Amount rounds to 0.00%.